SCHEDULE OF OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses	$ 209	$ 132
Other current liabilities	128	79
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total other current liabilities	$ 337	$ 211	$ 214